Vessels, Net, Acquisitions and Sales (Details) $ in Thousands							12 Months Ended
	Nov. 26, 2021 USD ($)	Aug. 30, 2021 USD ($)	Jul. 27, 2021 USD ($)	Jun. 09, 2021 USD ($)	Jun. 01, 2021 USD ($)	May 06, 2021 USD ($)	Dec. 31, 2021 USD ($) Vessel	Dec. 31, 2020 USD ($) Vessel	Dec. 31, 2019 USD ($)	Jun. 30, 2021 USD ($)
Vessels, Net [Abstract]
Number of vessels having scrubbers installed | Vessel								6
Gain on sale of vessel, net							$ 697	$ 0	$ 0
Tradership [Member]
Vessels, Net [Abstract]
Additions				$ 17,000
Flagship [Member]
Vessels, Net [Abstract]
Additions						$ 28,385
Patriotship [Member]
Vessels, Net [Abstract]
Additions					$ 26,600
Hellasship [Member]
Vessels, Net [Abstract]
Additions						$ 28,600
Worldship [Member]
Vessels, Net [Abstract]
Additions		$ 33,700
Friendship [Member]
Vessels, Net [Abstract]
Additions			$ 24,600
Dukeship [Member]
Vessels, Net [Abstract]
Additions	$ 34,300
Capitalized Expenditures for Improvements on Vessels Performance and Meeting Environmental Standards [Member]
Vessels, Net [Abstract]
Additions							$ 3,973
Scrubbers [Member]
Vessels, Net [Abstract]
Additions								3,705
Number of vessels having scrubbers installed | Vessel							1
Capitalized Expenditures [Member]
Vessels, Net [Abstract]
Additions							$ 148	$ 485
Leadership [Member]
Vessels, Net [Abstract]
Sales price										$ 12,600